Segment Information (Tables)	12 Months Ended
Mar. 31, 2021
Segment Reporting [Abstract]
Schedule of Contributions of Profitability Information For Reportable Segments

Contributions of the major activities, profitability information and asset information of the Company's reportable segments for the years ended March 31, 2019, 2020 and 2021 are as follows:

	Year ended March 31,
	2019			2020			2021
	Net sales	Intersegment Sales	Income (loss) Before income tax	Net sales	Intersegment Sales	Income (loss) Before income tax	Net sales	Intersegment Sales	Income (loss) Before Income tax
Segment:
Injection molded plastic parts	$28,956	$(178)	$3,686	$25,531	$(178)	$(1,197)	$20,325	$(461)	$6,025
Electronic products	37,865	(62)	2,077	40,077	(62)	1,544	45,022	-	3,992

Segment total	$66,821	$(240)	$5,763	$65,608	$(240)	$347	$65,347	$(461)	$10,017

Reconciliation to consolidated totals:
Sales eliminations	(240)	240	-	(240)	240	-	(461)	461	-
Corporate expenses			$(1,346)			$(1,294)			$(1,311)
Consolidated totals:
Net sales	$66,581	$-		$65,368	$-		$64,886	$-
Income (loss) before income taxes			$4,417			$(947)			$8,706

	Year ended March 31,
	2019		2020		2021
	Interest Income From Bank deposits	Interest expenses	Interest Income From Bank deposits	Interest expenses	Interest Income From Bank deposits	Interest expenses
Segment:
Injection molded plastic parts	$173	$-	$204	$-	$213	$-
Electronic products	11	-	14	-	22	-
Consolidated total	$184	$-	$218	$-	$235	$-

	Year ended March 31,
	2019			2020			2021
	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization
Segment:
Injection molded plastic parts	$71,615	$711	$1,849	$66,741	$251	$1,754	$73,209	$269	$1,540
Electronic products	28,554	167	265	28,638	256	219	34,651	282	215

Consolidated Totals	$100,169	$878	$2,114	$95,379	$507	$1,973	$107,860	$551	$1,755

Schedule of Net Sales by Geographical Area

The breakdown of sales by destination is analyzed as follows:

	Year ended March 31,
	2019	2020	2021
Net sales
United States of America	$12,862	$11,228	$7,861
PRC	30,772	27,097	24,905
United Kingdom	3,586	4,852	3,259
Hong Kong	4,726	6,188	8,138
Europe	8,186	9,827	9,564
Others	6,449	6,176	11,159
Total net sales	$66,581	$65,368	$64,886

Schedule of Segment Indentifiable Assets by Geographical Area

The location of the Company's identifiable assets is as follows:

	March 31,
	2020	2021
Hong Kong and Macao	$42,412	$48,887
PRC	52,967	59,973
Total identifiable assets	95,379	107,860
Goodwill	-	-
Total assets	$95,379	$107,860